Inventories	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventories
7.	Inventories
Inventories consisted of the following (in millions):

	As of December 31,
	2021	2020
Finished goods	$1,729.2	$1,712.4
Work in progress	175.5	200.1
Raw materials	243.3	261.7

Inventories	$2,148.0	$2,174.2

Amounts charged to the consolidated statements of earnings for excess and obsolete inventory, including certain product lines we intend to discontinue, in the years ended December 31, 2021, 2020 and 2019 were $117.3 million, $230.0 million and $197.0 million, respectively.